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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]
         This Amendment (Check only one):   [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:       Thomas Lynch
Address:    27 Beaver Place
            Boston, MA 02108
            Phone: 617-742-0600

Form 13F File Number: 28-10325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas Lynch
Title:   Institutional Manager
Phone:   617-742-0600

Signature, Place, and Date of Signing

    /s/ THOMAS LYNCH               BOSTON, MA               OCTOBER 31, 2003
---------------------------     -------------------     -----------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

             28-10326                Jeffrey D. Fotta